Inventories, Net - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Portion of finished goods stored at customer locations under consignment	$ 53	$ 69
Allowance for obsolescence	$ 84	$ 84